FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	$ 2,602.6	$ 2,278.5
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	2,591.8	2,248.9
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	10.6	29.4
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.2	0.2
Total Liabilities at Fair Value	0.0	0.0
Bonds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Bonds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	1,927.8	1,423.5
Bonds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	13.6	9.6
Bonds | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	1,941.4	1,433.1
Bonds | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	1,731.8	1,350.9
Preferred Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	2.3	2.3
Preferred Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	23.1	0.0
Preferred Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Preferred Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	25.4	2.3
Preferred Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	22.9	2.3
Common Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Common Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Common Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	87.6	78.5
Common Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	87.6	78.5
Common Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	65.7	58.9
Mortgage Loans on Real Estate | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Mortgage Loans on Real Estate | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Mortgage Loans on Real Estate | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	17.7	17.6
Mortgage Loans on Real Estate | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	17.7	17.6
Mortgage Loans on Real Estate | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	17.0	17.0
Derivatives | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	17.0	13.1
Derivatives | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	3.6	15.1
Derivatives | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Derivatives | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	20.6	28.2
Derivatives | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	20.6	28.2
Separate Accounts | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	2,606.6	2,276.5
Separate Accounts | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	485.6	441.9
Separate Accounts | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Separate Accounts | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	3,092.2	2,718.4
Separate Accounts | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	3,055.9	2,699.3
Policy loans | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Policy loans | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Policy loans | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	136.2	89.1
Policy loans | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	136.2	89.1
Policy loans | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	112.1	88.5
Policyholders liabilities: Investment contracts | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	4.5	3.7
Policyholders liabilities: Investment contracts | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	4.5	3.7
Policyholders liabilities: Investment contracts | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	$ 4.5	$ 3.7